UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2012

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            November 2, 2012

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      54

 Form 13F Information Table Value Total:      $757,026
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

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         COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER             TITLE          CUSIP        VALUE    SHRS OR   SH/   PUT/   INVSTMT   OTHER    VOTING AUTHORITY
                                 OF CLASS                  (x $1000)  PRN AMT   PRN   CALL   DISCRETN  MANAGER  SOLE   SHARED  NONE


 AIR PRODUCTS & CHEMICALS, INC.   COM          009158106     8,270     100,000    SH         SOLE               100,000
 ANADARKO PETROLEUM CORP.         COM          032511107    20,976     300,000    SH         SOLE               300,000
 APACHE CORP.                     COM          037411105    13,835     160,000    SH         SOLE               160,000
 BAKER HUGHES, INC.               COM          057224107     2,714      60,000    SH         SOLE                60,000
 CF INDUSTRIES HOLDINGS, INC.     COM          125269100    18,683      84,069    SH         SOLE                84,069
 CHEVRON CORP.                    COM          166764100   100,242     860,000    SH         SOLE               860,000
 CLIFFS NATURAL RESOURCES         COM          18683K101     5,556     142,000    SH         SOLE               142,000
 CONOCOPHILLIPS                   COM          20825C104    14,295     250,000    SH         SOLE               250,000
 DEVON ENERGY CORP.               COM          25179M103     8,167     135,000    SH         SOLE               135,000
 DOW CHEMICAL CO.                 COM          260543103    15,928     550,000    SH         SOLE               550,000
 E.I. DUPONT DE NEMOURS AND CO.   COM          263534109     3,770      75,000    SH         SOLE                75,000
 ENERGEN CORP.                    COM          29265N108     9,172     175,000    SH         SOLE               175,000
 EOG RESOURCES, INC.              COM          26875P101    14,567     130,000    SH         SOLE               130,000
 EQT CORP.                        COM          26884L109     8,260     140,000    SH         SOLE               140,000
 EXXON MOBIL CORP.                COM          30231G102   133,373   1,458,430    SH         SOLE             1,458,430
 FMC CORP.                        COM          302491303    14,399     260,000    SH         SOLE               260,000
 FOREST OIL CORP.                 COM          346091705     1,690     200,000    SH         SOLE               200,000
 FREEPORT-MCMORAN COPPER & GOLD   COM          35671D857    19,275     487,000    SH         SOLE               487,000
 HALLIBURTON CO.                  COM          406216101    14,402     427,500    SH         SOLE               427,500
 HESS CORP.                       COM          42809H107    12,087     225,000    SH         SOLE               225,000
 HOLLYFRONTIER CORP.              COM          436106108     2,476      60,000    SH         SOLE                60,000
 KINDER MORGAN INC.               COM          49456B101     8,880     250,000    SH         SOLE               250,000
 LYONDELLBASELL INDUSTRIES N.V.   SHS-A        N53745100     6,922     134,000    SH         SOLE               134,000
 MARATHON OIL CORP.               COM          565849106     5,175     175,000    SH         SOLE               175,000
 MARATHON PETROLEUM CORP.         COM          56585A102    10,372     190,000    SH         SOLE               190,000
 MDU RESOURCES GROUP, INC.        COM          552690109     4,121     187,000    SH         SOLE               187,000
 MIDSTATES PETROLEUM CO., INC.    COM          59804T100     2,163     250,000    SH         SOLE               250,000
 NABORS INDUSTRIES, LTD.          SHS          G6359F103     1,670     119,000    SH         SOLE               119,000
 NATIONAL FUEL GAS CO.            COM          636180101     5,404     100,000    SH         SOLE               100,000
 NATIONAL OILWELL VARCO, INC.     COM          637071101    20,028     250,000    SH         SOLE               250,000
 NEW JERSEY RESOURCES CORP.       COM          646025106    12,802     280,000    SH         SOLE               280,000
 NEWFIELD EXPLORATION CO.         COM          651290108     2,506      80,000    SH         SOLE                80,000
 NOBLE ENERGY, INC.               COM          655044105    17,615     190,000    SH         SOLE               190,000
 OASIS PETROLEUM, INC.            COM          674215108     4,421     150,000    SH         SOLE               150,000
 OCCIDENTAL PETROLEUM CORP.       COM          674599105    30,982     360,000    SH         SOLE               360,000
 OIL STATES INTERNATIONAL, INC.   COM          678026105    11,124     140,000    SH         SOLE               140,000
 PEABODY ENERGY CORP.             COM          704549104     4,289     192,440    SH         SOLE               192,440
 PHILLIPS 66                      COM          718546104    11,593     250,000    SH         SOLE               250,000
 PIONEER NATURAL RESOURCES CO.    COM          723787107    10,440     100,000    SH         SOLE               100,000
 POTASH CORP OF SASKATCHEWAN      COM          73755L107    10,421     240,000    SH         SOLE               240,000
 PRAXAIR, INC.                    COM          74005P104    15,582     150,000    SH         SOLE               150,000
 QEP RESOURCES, INC.              COM          74733V100     6,015     190,000    SH         SOLE               190,000
 QUESTAR CORP.                    COM          748356102     4,194     206,300    SH         SOLE               206,300
 ROYAL DUTCH SHELL                SPONS ADR A  780259206     9,433     135,903    SH         SOLE               135,903
 SCHLUMBERGER LTD.                COM          806857108    41,590     575,000    SH         SOLE               575,000
 SEADRILL LTD.                    SHS          G7945E105     7,844     200,003    SH         SOLE               200,003
 SOUTHWESTERN ENERGY CO.          COM          845467109     1,913      55,000    SH         SOLE                55,000
 SPDR GOLD TRUST                  GOLD SHS     78463V107    11,181      65,000    SH         SOLE                65,000
 SPECTRA ENERGY CORP.             COM          847560109     2,261      77,012    SH         SOLE                77,012
 TECK RESOURCES LTD.              CL B         878742204     5,890     200,000    SH         SOLE               200,000
 TRANSOCEAN LTD.                  REG SHS      H8817H100     6,509     145,000    SH         SOLE               145,000
 WEATHERFORD INT'L. LTD.          REG          H27013103     5,072     400,000    SH         SOLE               400,000
 WILLIAMS COMPANIES, INC.         COM          969457100    13,988     400,000    SH         SOLE               400,000
 WPX ENERGY, INC.                 COM          98212B103     2,489     150,000    SH         SOLE               150,000
                                                           757,026
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